Business Combinations	12 Months Ended
Jun. 30, 2025
Business Combinations

18. Business Combinations

On December 18, 2024, Mixed Martial Arts Group Ltd (the “Company”) completed the acquisition of 100% of the assets of BJJ Link through an Asset Purchase Agreement. The counterparty to the transaction was Mr. Santiago Amaral, founder and operator of BJJ Link.

BJJ Link is a dedicated digital platform designed to serve the global Brazilian Jiu-Jitsu (BJJ) community. It integrates social networking and academy management, supporting practitioners and businesses in the martial arts sector. This strategic acquisition aims to strengthen MMA’s position as the commercial and cultural epicentre of mixed martial arts.

In acquiring the intellectual property (IP), customer relationships, and platform rights of BJJ Link through the Asset Purchase Agreement the Company will enhance its digital platform offerings and consolidate its presence in the BJJ segment through technology synergies and access to an active global user base.

In the acquisition the Company acquired 100% of the assets of BJJ Link via the Asset Purchase Agreement.

Management has determined that the acquisition under the Asset Purchase Agreement be accounted for as a business combination as the acquired business comprises inputs and substantive processes that together have the ability to contribute to the creation of outputs.

The acquisition date December 18, 2024, being the date on which the Company obtained control of BJJ Link by acquiring its assets and assuming effective governance over the business and IP.

Per the Asset Purchase Agreement, the consideration to acquire BJJ Link amounts to US$3 million, distributed in tranches: US$600,000 upon completion, US$1 million on the first anniversary, and US$1.4 million on the second anniversary. The first tranche of US$600,000 was issued in 315,789 shares on December 18, 2024. By referencing the 30-day trading VWAP, the fair value per share was determined to be $1.90/share.

The total fair value of consideration transferred was provisionally determined by management as AUD $3,986,918 and is broken down as follows:

Period	Amount A$

Upfront consideration	946,200
Present value of deferred consideration (current)	1,371,304
Present value of deferred consideration (non-current)	1,669,414
Total consideration	3,986,918

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS FOR THE YEARS ENDED

JUNE 30, 2025, 2024 and 2023

The deferred consideration is non-interest-bearing in legal form but is measured at amortised cost using the effective interest method. For the year ended 30 June 2025, the Group recognised A$242,468 as interest (unwinding of discount) in finance costs.

Management is able to reliably measure the revenue contribution from the date of acquisition for the reporting period as A$107,783 since the date of acquisition however, management is unable to reliably estimate the profit or loss contribution of BJJ Link for the reporting period due to its integration into existing operations resulting in the inability to isolate the expense profile of BJJ Link within the Company.

It is impracticable to disclose historical revenue and expenses had the acquisition occurred at the beginning of the interim period due to lack of access to reliable historic data dating back to the beginning of the interim period and a historical cost base that management do not believe was reflective of actual costs to run the business and therefore not able to reliably measure.

The Company incurred acquisition-related professional fees expensed of A$9,318 in the statement of profit or loss and other comprehensive income within professional fees for the period ended June 30, 2025.

Identifiable intangible assets acquired from the business combination comprise the technology platform recognised at A$3,986,918 where the fair value of the intangible asset is equal to fair value of the consideration. Refer to Note 11 for further details.

The Technology Intangible asset is amortised on a straight-line basis over 4 years from 18 December 2024. Amortisation expense recognised in FY25 from acquisition date, 18 Dec 2024 was A$529,769.

Contingent consideration of up to US$10 million may be payable based on future revenue milestones. However, this has been excluded from the purchase consideration because payment is conditional on Mr. Amaral’s continued employment and is therefore accounted for separately from the business combination itself, rather than being part of the acquisition price, refer Note 25.